Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 9, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Oaktree Funds
File Nos.: 333-198731 and 811-22997

Dear Sir or Madam:

This cover letter accompanies Pre-Effective Amendment (“PEA”) No. 1 to the initial registration statement on Form N-1A filed by Oaktree Funds on behalf of its initial series, Oaktree High Yield Bond Fund and Oaktree Emerging Markets Equity Fund, each a series of Oaktree Funds (the “Trust”).

The purpose of this filing is to include a revised Prospectus and Statement of Additional Information, marked to show changes responsive to the Staff’s comments. The Trust intends to file the audited seed financial statements in an subsequent pre-effective amendment on Thursday, December 11.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

CC:          Barry Barbash, Esq., Willkie Farr & Gallagher LLP
James  Silk, Esq., Willkie Farr & Gallagher LLP
Elliot Gluck Esq., Willkie Farr & Gallagher LLP
Katie McGavin Esq., Willkie Farr & Gallagher LLP
Martin Boskovich, Esq., Oaktree Funds
Jamie Gowell, Esq., Oaktree Funds
Phillp McDermott, Esq., Oaktree Funds